Brown Capital Management Small Company Fund
Institutional Shares (BCSSX)

(a series of Brown Capital Management Mutual Funds)

Supplement Dated November 1, 2023

Supplement to the Summary Prospectus and Prospectus Dated July 28, 2023

The following information should replace the relevant sections of the Summary Prospectus and Prospectus under the section titled “Management – Investment Advisor”:

Small Company Fund – page 10 of the current Prospectus and pages 5 of the current Summary Prospectus

Portfolio Managers. The Small Company Fund is team-managed by Keith A. Lee (Chief Executive Officer, President, Chief Investment Officer and Senior Portfolio Manager of the Advisor), Kempton M. Ingersol (Managing Director and Senior Portfolio Manager of the Advisor), Damien L. Davis, CFA (Managing Director and Senior Portfolio Manager of the Advisor), Andrew J. Fones (Managing Director and Senior Portfolio Manager of the Advisor), Daman C. Blakeney (Managing Director and Senior Portfolio Manager of the Advisor), Chaitanya Yaramada, CFA, (Director and Portfolio Manager/Senior Analyst of the Advisor) and Fujun Wu, CFA (Director and Portfolio Manager/Senior Analyst of the Advisor). Mr. Lee has served as portfolio manager for the Small Company Fund since its inception in 1992; Mr. Ingersol has served as portfolio manager since 2000; Mr. Davis has served as portfolio manager since 2013; Mr. Fones has served as portfolio manager since 2014; Mr. Blakeney has served as portfolio manager since 2017; Ms. Yaramada has served as portfolio manager since 2019 and Ms. Wu has served as portfolio manager since 2023.

The following information should replace the relevant section of the Prospectus under the section titled “Management of the Funds – The Investment Advisor”:

See page 30 of the current Prospectus

The Fund will be managed primarily by a portfolio management team consisting of the following:

Fund	Portfolio Manager	Work Experience
Small Company Fund	Management Team	The Fund is team managed. Keith A. Lee is Chief Executive Officer, President, and Chief Investment Officer and has been a portfolio manager of the Advisor since 1991. Mr. Lee works with Kempton M. Ingersol, Damien L. Davis, CFA, Andrew J. Fones, Daman C. Blakeney, Chaitanya Yaramada, CFA, and Fujun Wu, CFA in the management of the Fund. Mr. Ingersol, Managing Director and Senior Portfolio Manager, joined the Advisor in 1999, but assumed his current role in 2000. From 1999 through 2000, Mr. Ingersol served as Brown Capital Management’s Marketing Director in the Texas Region. Prior to that, he was an Investment Banker at Dain Rauscher Incorporated and Grigsby Brandford & Company from 1997 to 1999 and 1994 to 1997, respectively. Mr. Davis, Managing Director and Senior Portfolio Manager, joined the Advisor in 2003 as a research analyst apprentice and left in 2008 to attend business school. He returned to the Advisor in 2010 as a research analyst, became a portfolio manager in 2013 and assumed his current role in 2014. Mr. Fones, Managing Director and Senior Portfolio Manager, joined the Advisor in January 2014, but assumed his current role in 2019. Prior to joining the Advisor, Mr. Fones was an analyst at T. Rowe Price from 2010 to 2013 and before that he spent nine years at UBS, starting as an associate in equity research and then serving as a business analyst. Mr. Blakeney, Managing Director and Senior Portfolio Manager, joined the Advisor in 2008 and became a Senior Portfolio Manager in 2009. Prior to this, Mr. Blakeney was an Equity Analyst at Voyageur Asset Management, Inc., from 2005 to 2008 and an Equity Research Analyst at Victory Capital Management Inc. from 1999 to 2005. Ms. Yaramada, Director and Portfolio Manager/Senior Analyst, joined the Advisor in 2019. Prior to arriving at the firm, she spent nearly 10 years at Baird, starting as an associate in equity research and then serving as a technology analyst in Equity Asset Management. She earned a Bachelor of Engineering from the University of Auckland and an MBA from the University of Chicago. She is a CFA charterholder. Ms. Wu, Director and Portfolio Manager/Senior Analyst joined the Advisor in October 2023. Prior to joining the Advisor, Ms. Wu held generalist portfolio manager or analyst positions at Jackson Square Partners, Aberdeen Standard Investments and Goldman Sachs Asset Management. She earned a B.S. from Pennsylvania State University in chemical Engineering and Computer Science and an MBA at the University of Pennsylvania’s Wharton School of Business. She is a CFA charterholder.

For more information regarding this Supplement please call 1-877-892-4BCM.

Brown Capital Management Mutual Funds

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Brown Capital Management Small Company Fund
Investor Shares (BCSIX)

(a series of Brown Capital Management Mutual Funds)

Supplement Dated November 1, 2023

Supplement to the Summary Prospectus and Prospectus Dated July 28, 2023

The following information should replace the relevant sections of the Summary Prospectus and Prospectus under the section titled “Management – Investment Advisor”:

Small Company Fund – page 10 of the current Prospectus and pages 5-6 of the current Summary Prospectus

Portfolio Managers. The Small Company Fund is team-managed by Keith A. Lee (Chief Executive Officer, President, Chief Investment Officer and Senior Portfolio Manager of the Advisor), Kempton M. Ingersol (Managing Director and Senior Portfolio Manager of the Advisor), Damien L. Davis, CFA (Managing Director and Senior Portfolio Manager of the Advisor), Andrew J. Fones (Managing Director and Senior Portfolio Manager of the Advisor), Daman C. Blakeney (Managing Director and Senior Portfolio Manager of the Advisor), Chaitanya Yaramada, CFA, (Director and Portfolio Manager/Senior Analyst of the Advisor) and Fujun Wu, CFA (Director and Portfolio Manager/Senior Analyst of the Advisor). Mr. Lee has served as portfolio manager for the Small Company Fund since its inception in 1992; Mr. Ingersol has served as portfolio manager since 2000; Mr. Davis has served as portfolio manager since 2013; Mr. Fones has served as portfolio manager since 2014; Mr. Blakeney has served as portfolio manager since 2017; Ms. Yaramada has served as portfolio manager since 2019 and Ms. Wu has served as portfolio manager since 2023.

The following information should replace the relevant section of the Prospectus under the section titled “Management of the Funds – The Investment Advisor”:

See page 29 of the current Prospectus

The Fund will be managed primarily by a portfolio management team consisting of the following:

Fund	Portfolio Manager	Work Experience
Small Company Fund	Management Team	The Fund is team managed. Keith A. Lee is Chief Executive Officer, President, and Chief Investment Officer and has been a portfolio manager of the Advisor since 1991. Mr. Lee works with Kempton M. Ingersol, Damien L. Davis, CFA, Andrew J. Fones, Daman C. Blakeney, Chaitanya Yaramada, CFA, and Fujun Wu, CFA in the management of the Fund. Mr. Ingersol, Managing Director and Senior Portfolio Manager, joined the Advisor in 1999, but assumed his current role in 2000. From 1999 through 2000, Mr. Ingersol served as Brown Capital Management’s Marketing Director in the Texas Region. Prior to that, he was an Investment Banker at Dain Rauscher Incorporated and Grigsby Brandford & Company from 1997 to 1999 and 1994 to 1997, respectively. Mr. Davis, Managing Director and Senior Portfolio Manager, joined the Advisor in 2003 as a research analyst apprentice and left in 2008 to attend business school. He returned to the Advisor in 2010 as a research analyst, became a portfolio manager in 2013 and assumed his current role in 2014. Mr. Fones, Managing Director and Senior Portfolio Manager, joined the Advisor in January 2014, but assumed his current role in 2019. Prior to joining the Advisor, Mr. Fones was an analyst at T. Rowe Price from 2010 to 2013 and before that he spent nine years at UBS, starting as an associate in equity research and then serving as a business analyst. Mr. Blakeney, Managing Director and Senior Portfolio Manager, joined the Advisor in 2008 and became a Senior Portfolio Manager in 2009. Prior to this, Mr. Blakeney was an Equity Analyst at Voyageur Asset Management, Inc., from 2005 to 2008 and an Equity Research Analyst at Victory Capital Management Inc. from 1999 to 2005. Ms. Yaramada, Director and Portfolio Manager/Senior Analyst, joined the Advisor in 2019. Prior to arriving at the firm, she spent nearly 10 years at Baird, starting as an associate in equity research and then serving as a technology analyst in Equity Asset Management. She earned a Bachelor of Engineering from the University of Auckland and an MBA from the University of Chicago. She is a CFA charterholder. Ms. Wu, Director and Portfolio Manager/Senior Analyst joined the Advisor in October 2023. Prior to joining the Advisor, Ms. Wu held generalist portfolio manager or analyst positions at Jackson Square Partners, Aberdeen Standard Investments and Goldman Sachs Asset Management. She earned a B.S. from Pennsylvania State University in chemical Engineering and Computer Science and an MBA at the University of Pennsylvania’s Wharton School of Business. She is a CFA charterholder.

For more information regarding this Supplement please call 1-877-892-4BCM.

Brown Capital Management Mutual Funds

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

The Brown Capital Management Mid Company Fund
Investor Shares (BCMSX)
Institutional Shares (BCMIX)

The Brown Capital Management Small Company Fund
Investor Shares (BCSIX)
Institutional Shares (BCSSX)

The Brown Capital Management International All Company Fund
Investor Shares (BCIIX)
Institutional Shares (BCISX)

The Brown Capital Management International Small Company Fund
Investor Shares (BCSVX)
Institutional Shares (BCSFX)

(each a series of Brown Capital Management Mutual Funds)

Supplement Dated November 1, 2023

Supplement to the Statement of Additional Information Dated July 28, 2023

The following information should replace the relevant sections of the Statement of Additional Information under the section titled “Other Accounts Managed by Portfolio Managers”:

Other Accounts Managed by Portfolio Managers. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts. The following table shows the number of, and total assets in, such other accounts as of the end of each Fund’s fiscal year ended March 31, 2023, except for the Small Company Team, for which the information is provided as of October 31, 2023.

Portfolio Management Team	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets**	Number of Accounts	Total Assets	Number of Accounts	Total Assets**
Mid Company Team* Eddie C. Brown, CFA, CIC Walton D. Pearson Kayode O. Aje, CFA Kwame C. Webb, CFA Edward J. Zane	0	0	0	0	70	$150
Accounts where advisory fee is based upon account performance	0	0	0	0	0	0

Portfolio Management Team	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets**	Number of Accounts	Total Assets	Number of Accounts	Total Assets**
Small Company Team* Keith A. Lee Kempton M. Ingersol Damien L. Davis, CFA Andrew J. Fones Daman C. Blakeney Chaitanya Yaramada, CFA Fujun Wu, CFA	1	$120	0	0	30	$2,374
Accounts where advisory fee is based upon account performance	0	0	0	0	2	$100
International All Company Team* Maurice L. Haywood, CFA Duncan J. Evered Niuzhuo (Zoey) Zuo	0	0	0	0	9	$1,194
Accounts where advisory fee is based upon account performance	0	0	0	0	1	$511
International Small Company Team* Maurice L. Haywood, CFA Duncan J. Evered Niuzhuo (Zoey) Zuo	0	0	0	0	14	$765
Accounts where advisory fee is based upon account performance	0	0	0	0	0	0

* The information listed regarding these portfolio management teams applies jointly to all the portfolio managers on the team.

** In millions of dollars.

As of October 31, 2023, Ms. Fujun Wu beneficially owned no equity securities of any of the Funds.

For more information regarding this Supplement please call 1-877-892-4BCM.

Brown Capital Management Mutual Funds

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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